Note 7 - Senior Secured Convertible Promissory Note-10Q	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Debt Disclosure [Text Block]

7.         SENIOR SECURED CONVERTIBLE PROMISSORY NOTE

The Company began issuing senior secured convertible promissory notes (each a “CPN” and together the “Notes”) during 2022.

Through September 30, 2024, the Company has issued twenty-two notes totaling $45.2 million, of which $17.2 million were issued during the nine months ended September 30, 2024. The notes are each 25% Senior Secured Convertible Promissory Notes with largely consistent terms including a stated interest rate of 25% per year; and a one-year maturity. The Notes are convertible at varying conversion prices.

The stated interest rates for these notes increase to 27% per annum or the highest rate then allowed under applicable law (whichever is lower) upon the occurrence of an event of default, including the failure by the Company to make payment of principal or interest due under the related note on the respective maturity date, and any commencement by the Company of a case under any applicable bankruptcy or insolvency law.

In April 2023, July 2023, March 2024,  June 2024 and September 2024, the Company executed an exchange agreement to reclassify $8.0 million, $6.0 million, $8.0 million of the Notes' principal, and $8.8 million and $3.0 million of the Notes' principal and interest into shares of convertible preferred stock, respectively. See Note 10— Stockholders' Equity for further discussion.

Senior secured convertible promissory notes consisted of the following:

(In thousands)
Issue Date	Maturity Date	September 30, 2024	December 31, 2023
06/26/2023	06/26/2024	$—	$2,400
07/25/2023	07/25/2024	—	2,400
08/25/2023	08/25/2024	—	2,400
09/27/2023	09/27/2024	—	2,400
11/02/2023	11/02/2024	2,400	2,400
12/12/2023	12/12/2024	—	2,000
04/02/2024	04/02/2025	2,000	—
05/02/2024	05/02/2025	2,000	—
06/03/2024	06/03/2025	2,000	—
06/21/2024	06/21/2025	1,240	—
07/03/2024	07/03/2025	2,000	—
08/01/2024	08/01/2025	2,000	—
Total senior secured convertible promissory notes		$13,640	$14,000

7.	SENIOR SECURED CONVERTIBLE PROMISSORY NOTE

The Company began issuing senior secured convertible promissory notes (each a “CPN” and together the “Notes”) payable to a private accredited investor (the “Investor”) during 2022. The Company has continued to issue notes to the Investor during 2023.

Through December 31, 2023, the Company has issued to the Investor thirteen notes totaling $28,000,000, of which $24,000,000 were issued during year ended December 31, 2023. The notes are each 25% Senior Secured Convertible Promissory Notes with largely consistent terms including a stated interest rate of 25% per year, a stated conversion price subject to a beneficial ownership limitation and share cap representing a certain percentage of the outstanding shares of Common Stock at the time of conversion, and a one-year maturity. As of December 31, 2023, there were six outstanding notes. Two outstanding notes with a value of $2,400,000, were each issued with a conversion price of $6.50. Two outstanding notes with a value of $2,400,000 were each issued with a conversion price of $5.00. One outstanding note with a value of $2,400,000 was issued with a conversion price of $2.50, and one outstanding note with a value of $2,000,000 was issued with a conversion price of $2.50.

The stated interest rates for these notes increase to 27% per annum or the highest rate then allowed under applicable law (whichever is lower) upon the occurrence of an event of default, including the failure by the Company to make payment of principal or interest due under the related note on the respective maturity date, and any commencement by the Company of a case under any applicable bankruptcy or insolvency law.

In April 2023 and July 2023, the Company executed an exchange agreement to convert $8,000,000 and $6,000,000 of the senior secured promissory notes principal into shares of preferred stock, respectively. See Note 10 – Stockholder’s Equity for further discussion.

	December 31, 2023	December 31, 2022
Senior secured convertible promissory note, maturing December 12, 2023	$—	$4,000,000
Senior secured convertible promissory note, maturing June 26, 2024	2,400,000	—
Senior secured convertible promissory note, maturing July 25, 2024	2,400,000	—
Senior secured convertible promissory note, maturing August 25, 2024	2,400,000	—
Senior secured convertible promissory note, maturing September 27, 2024	2,400,000	—
Senior secured convertible promissory note, maturing November 2, 2024	2,400,000	—
Senior secured convertible promissory note, maturing December 12, 2024	2,000,000	—
Total convertible promissory note	$14,000,000	$4,000,000
Less: unamortized debt issuance costs	—	(190,100)
Convertible promissory note, net	$14,000,000	$3,809,900

As part of the recognition of the Credit Memo, our deferred financing costs related to the convertible debt were derecognized. See Note 1 for more information.